Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 112,779	$ 105,943	$ 83,062	$ 88,090
Balance nominated in USD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	63,886	57,653
Balance nominated in NIS [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	32,230	35,034
Balance nominated in other currencies [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 16,663	$ 13,256